UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22417

Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15 Lisle, IL 60532	60532
(Address of principal executive offices)	(Zip code)
Nicholas Dalmaso
901 Warrenville Rd., Suite 15 Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

Portfolio of Investments | June 30, 2011 (unaudited)

Destra Preferred and Income Securities Fund

Number		Standard
of		& Poors	Fair
Shares	Description	Ratings	Value
	Preferred Securities - 98.0%

	Banks - 24.1%
1,800	Barclays Bank PLC, PFD 7.75%,
	Series 4 (a)	A-	$ 46,224
2,000	Fifth Third Capital Trust VI, PFD
	7.25% 11/15/67	BB	50,560
2,000	HSBC Holdings PLC, PFD 8.00%,
	Series 2 (a)	A-	54,380
2,000	KeyCorp Capital X, PFD 8.00%,
	03/15/68	BB	51,200
2,000	Santander Finance Preferred SA
	Unipersonal, PFD 10.50%,
	Series 10 (a)	A-	56,160
			258,524
	Diversified Financials - 27.8%
2,000	Capital One Capital II, PFD 7.50%
	06/15/66	BB	50,600
1,800	Citigroup Capital XII, PFD 8.50%
	03/30/40	BB+	46,476
1,000	Deutsche Bank Contingent Capital
	Trust V, PFD 8.05% (a)	BBB	26,160
2,000	ING Groep NV, PFD 8.50% (a)	BBB-	52,080
1,000	JPM Chase Capital XIX , PFD 6.625%
	09/29/36, Series S	BBB+	25,140
2,000	Merrill Lynch Preferred Capital Trust
	V, PFD 7.28%, Series F (a)	BB+	49,660
2,000	Morgan Stanley Capital Trust III, PFD
	6.25% 03/01/33	BB+	48,920
			299,036
	Insurance - 25.4%
2,000	Axis Capital Holdings Ltd., PFD
	7.25%, Series A (a)	BBB	49,760
2,000	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BB+	49,200
1,000	Endurance Specialty Holdings, PFD
	7.50%, Series B (a)	BBB-	24,950
2,000	MetLife, Inc., PFD 6.50%,
	Series B (a)	BBB-	50,000
2,000	Partnerre Ltd., PFD 6.75%,
	Series C (a)	BBB+	49,340
2,000	Principal Financial Group, Inc., PFD
	6.518%, Series B (a)	BB	50,000
			273,250
	Real Estate - 13.3%
2,000	Commonwealth REIT, PFD 7.50%
	11/15/19	BBB	43,000
2,000	Duke Realty Corp., PFD 6.60%,
	Series 2 (a)	BB	49,020
2,000	PS Business Parks, Inc., PFD
	6.875%, Series R (a)	BBB-	50,640
			142,660
	Utilities - 7.4%
2,000	Constellation Energy Group, Inc., PFD
	8.625% 06/15/63, Series A	BB	54,200
1,000	PPL Electric Utilities Corp., PFD
	6.25% (a)	BB+	25,093
			79,293
	Total Preferred Securities
	(Cost $1,047,797)		1,052,763

	Money Market Mutual Funds - 2.1%
23,029	Fidelity Institutional Money Market
	Prime, 0.07% (b)		23,029
	(Cost $23,029)

Number
of		Fair
Shares	Description	Value
Total Investments - 100.1%
	(Cost $1,070,826)	$ 1,075,792

Liabilities in excess of Other Assets -
	(0.1%)	(1,531)

	Net Assets - 100.0%	$ 1,074,261

Summary by Country	Fair Value	% of Net Assets
Bermuda	$ 124,050	11.5%
Spain	56,160	5.2
United Kingdom	100,604	9.4
United States	771,949	71.9
Money Market Mutual	23,029	2.1
Funds
Total Investments	1,075,792	100.1
Liabilities in excess of	(1,531)	(0.1)
Other Assets
Net Assets	$1,074,261	100.0%

PFD – Preferred Security
PLC – Public Limited Company
REIT – Real Estate Investment Trust

(a)	– Perpetual Security.
(b)	– Interest rate shown reflects yield as of June 30, 2011.

Portfolio of Investments | June 30, 2011 (unaudited)

Destra Focused Equity Fund

Number
of Shares	Description	Fair Value
	Common Stocks - 98.5%
	Automobiles & Components - 5.0%
1,280	Johnson Controls, Inc.	$ 53,325

	Consumer Durables & Apparel - 10.3%
853	Coach, Inc.	54,532
615	Nike, Inc. - Class B	55,338
		109,870
	Food & Staples Retailing - 4.9%
636	Costco Wholesale Corp.	51,669

	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
881	Amgen, Inc.*	51,406
859	Celgene Corp.*	51,815
		103,221
	Retailing - 19.3%
895	Bed Bath & Beyond, Inc.*	52,241
1,595	Best Buy Co., Inc.	50,099
2,174	Lowe's Cos., Inc.	50,676
1,104	Target Corp.	51,789
		204,805
	Semiconductors & Semiconductor Equipment - 5.0%
2,385	Intel Corp.	52,851

	Software & Services - 19.7%
1,664	Adobe Systems, Inc.*	52,333
1,363	Autodesk, Inc.*	52,612
303	International Business Machines Corp.	51,980
1,611	Oracle Corp.	53,018
		209,943
	Technology Hardware & Equipment - 10.0%
1,944	EMC Corp.*	53,557
929	Qualcomm, Inc.	52,758
		106,315
	Telecommunication Services - 14.6%
977	American Tower Corp. - Class A*	51,126
1,644	AT&T, Inc.	51,638
1,397	Verizon Communications, Inc.	52,010
		154,774
	Total Common Stocks
	(Cost $1,004,630)	1,046,773

	Money Market Mutual Funds - 1.7%
18,204	Fidelity Institutional Money Market Prime,
	0.07% (a)	18,204
	(Cost $18,204)

	Total Investments - 100.2%
	(Cost $1,022,834)	1,064,977

	Liabilities in excess of Other Assets –
	(0.2%)	(2,193)

	Net Assets - 100.0%	$ 1,062,784

*	- Non-income producing security.
(a)	- Interest rate shown reflects yield as of June 30, 2011.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2011, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Preferred and Income Securities Fund	$ 1,070,826	$ 9,434	$ (4,468)	$ 4,966
Destra Focused Equity Fund	$ 1,022,834	$ 57,945	$ (15,802)	$ 42,143

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of June 30, 2011:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3
Preferred Securities*	$ 1,052,763	$ -	$ -
Money Market Mutual Funds	23,029	-	-
Total	$ 1,075,792	$ -	$ -

Destra Focused Equity Fund
	Level 1	Level 2	Level 3
Common Stocks*	$ 1,046,773	$ -	$ -
Money Market Mutual Funds	18,204	-	-
Total	$ 1,064,977	$ -	$ -

*  Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 2 and Level 3 securities during the period ended
June 30, 2011.

Item 2.    Controls and Procedures.

(a)
 The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Investment Trust II

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer

Date: August 24, 2011

By:	/s/ Steven M. Hill
Steven M. Hill
Chief Financial Officer

Date: August 24, 2011